Inventories and current intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories and current intangible assets

	2023	2022
	£m	£m
Fuel stocks	280	96
Raw materials and consumables	460	297
Current intangible assets – emission allowances	136	118
	876	511